Investment Portfolio	as of February 28, 2022 (Unaudited)
DWS Intermediate Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 104.2%
Alabama 1.1%
Alabama, Black Belt Energy Gas District Gas Project Revenue, Series B-1, 4.0%, 4/1/2053 (a)	9,615,000	10,447,406
Arizona 2.8%
Arizona, Industrial Development Authority, Authority Hospital Revenue Bond, Phoenix Childrens Hospital:
Series A, 5.0%, 2/1/2030	600,000	737,777
Series A, 5.0%, 2/1/2031	1,200,000	1,499,258
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue:
Series A, 5.0%, 1/1/2028	1,160,000	1,389,120
Series A, 5.0%, 1/1/2029	1,605,000	1,966,344
Arizona, State Health Facilities Authority Revenue, Banner Health:
Series C, 0.06% (b), 3/1/2022, LOC: Bank of America NA	600,000	600,000
Series B, MUNIPSA + 0.25%, 0.45% (c), Mandatory Put 11/4/2026 @ 100, 1/1/2046	2,690,000	2,690,969
Arizona, State Industrial Development Authority Revenue, “A”, Series 2019-2, 3.625%, 5/20/2033	4,798,255	5,128,034
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,569,948
Chandler, AZ, Industrial Development Authority, AMT, 5.0%, Mandatory Put 6/3/2024 @ 100, 6/1/2049	7,235,000	7,784,035
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legency Traditional School Project, Series B, 144A, 5.0%, 7/1/2039	1,000,000	1,142,000
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-2, AMT, 2.2%, Mandatory Put 6/3/2024 @ 100, 3/1/2028	1,750,000	1,756,879
		26,264,364
California 12.2%
California, Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Preparation:
Series A, 5.0%, 10/1/2029 (a)	1,250,000	1,461,664
Series A, 5.0%, 10/1/2030 (a)	1,285,000	1,526,448
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series D, MUNIPSA + 0.30%, 0.5% (c), Mandatory Put 4/1/2027 @ 100, 4/1/2056	3,000,000	3,001,542
Series C, MUNIPSA + 0.45%, 0.65% (c), Mandatory Put 4/1/2026 @ 100, 4/1/2056	1,000,000	1,007,282
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-049, 3.05%, 4/15/2034	2,450,000	2,577,146
Series M-050, 144A, AMT, 3.05%, 6/15/2037	7,015,000	7,372,761
Series M-050, "A", 3.35%, 11/25/2033, GTY: Freddie Mac	592,594	644,695
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Prerefunded 6/1/2028 @ 100, 5.0%, 6/1/2032	5,000,000	6,001,623
California, Infrastructure & Economic Development Bank, California Academy of Science, Series A, MUNIPSA + 0.35%, 0.55% (c), Mandatory Put 8/1/2024 @ 100, 8/1/2047	1,430,000	1,431,531
California, Metropolitan Water District of Southern California, Series E, MUNIPSA + 0.14%, 0.34% (c), Mandatory Put 5/21/2024 @100, 7/1/2037	2,120,000	2,118,807

California, Municipal Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Project, Series A, AMT, 0.3%, Mandatory Put 4/1/2022 @ 100, 7/1/2041	5,250,000	5,247,273
California, Municiple District Water & Waste Water Revenue, Series B, MUNIPSA + 0.1%, 0.3% (c), Mandatory Put 7/1/2024 @ 100, 7/1/2046	3,910,000	3,910,902
California, Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Project, Series A-1, 144A, AMT, 0.25% (c), Mandatory Put 4/18/2022 @ 100, 11/1/2042	3,075,000	3,072,253
California, Public Finance Authority Revenue, Enso VIillage Project, Series A, 144A, 5.0%, 11/15/2036	1,000,000	1,124,458
California, State General Obligation, Various Purposes:
Series C-3, 0.15% (b), 3/7/2022, LOC: U.S. Bank NA	100,000	100,000
5.0%, 9/1/2031	2,800,000	3,595,932
5.0%, 4/1/2036	7,000,000	8,512,609
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,669,744	9,523,793
California, State Pollution Control Finance Authority, Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT, 2.5%, Mandatory Put 5/1/2024 @ 100, 11/1/2038	5,500,000	5,584,803
California, State Public Works Board Lease Revenue, A Various Captial Projects:
Series C, 5.0%, 8/1/2029 (a)	2,400,000	2,840,371
Series A, 5.0%, 8/1/2031 (a)	3,500,000	4,424,919
California, University Revenues, Limited Project:
Series S, 5.0%, 5/15/2031	2,000,000	2,555,975
Series S, 5.0%, 5/15/2032	2,000,000	2,600,877
Los Angeles County, CA, Los Angeles County Public Works Financing Authority, Lease Revenue, Series G, 5.0%, 12/1/2031 (a)	1,500,000	1,880,447
Mount Diablo, CA, Mount Diablo Unified School District, General Obligation:
Series B, 4.0%, 8/1/2028 (a)	2,000,000	2,257,574
Series B, 4.0%, 8/1/2029 (a)	2,000,000	2,286,427
Riverside, CA, Water Revenue, Series A, MUNIPSA + 0.13%, 0.33% (c), Mandatory Put 1/18/2023 @ 100, 10/1/2035	3,000,000	2,990,719
San Diego County, CA, Regional Airport Authority, Subordinate Airport Revenue, Series B, 5.0%, 7/1/2037	1,800,000	2,194,303
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	8,215,931
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2034	5,000,000	5,926,723
Series B, AMT, 5.0%, 12/1/2035	5,000,000	5,932,498
Turlock, CA, Irrigation District Revenue, 5.0%, 1/1/2033	2,620,000	3,225,967
		115,148,253
Colorado 2.4%
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AGMC	1,918,000	2,020,673
Colorado, State Health Facilities Authority, Hospital Revenue, Valley View Hospital Association Project, 2.8%, Mandatory Put 5/15/2023 @ 100, 5/15/2042	2,765,000	2,799,220
Colorado, State Housing & Finance Authority, Series H, 4.25%, 11/1/2049	1,925,000	2,059,045
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2022	1,500,000	1,543,325
Series A, AMT, 5.0%, 12/1/2034	10,000,000	11,688,601
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	564,997
5.0%, 12/1/2033	500,000	558,707
5.0%, 12/1/2034	1,000,000	1,116,216
		22,350,784
Connecticut 2.6%
Connecticut, State General Obligation, Series B, 3.0%, 6/1/2037	1,075,000	1,102,321

Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	2,300,000	2,405,971
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 1/1/2027	8,000,000	9,309,269
Series A, 5.0%, 10/1/2027	8,000,000	8,479,238
Seies C, 5.0%, 1/1/2030	1,000,000	1,237,645
Seies C, 5.0%, 1/1/2031	1,000,000	1,260,601
Seies C, 5.0%, 1/1/2032	835,000	1,071,242
		24,866,287
Delaware 0.3%
Delaware, Delaware River & Bay Authority Revenue, 5.0%, 1/1/2031 (a)	2,000,000	2,423,959
Florida 4.6%
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	2,965,000	3,177,846
Florida, Capital Project Finance Authority, Student Housing Revenue, Series A-1, 5.0%, 10/1/2029	1,650,000	1,935,702
Florida, Capital Trust Agency, Educational Growth Fund, Charter Educational Foundation Project, Seies A-1, 144A, 3.375%, 7/1/2031	2,100,000	2,165,148
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
144A, 5.0%, 11/15/2030	1,000,000	995,048
Series A, 5.0%, 6/15/2035	1,000,000	1,122,917
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	2,000,000	2,021,119
Series A, 144A, AMT, 6.5%, Mandatory Put 1/1/2029 @ 100, 1/1/2049	1,685,000	1,700,793
Florida, Florida Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, AMT, 0.3%, Mandatory Put 7/1/2022 @ 100, 12/1/2056	1,655,000	1,652,968
Florida, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,663,165
Florida, State Department of Transportation, Florida Right-of-Way Acquisition & Bridge Construction, Series A, 4.0%, 7/1/2034	5,000,000	5,675,112
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,377,225
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	680,000	742,033
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	4,721,078
Miami-dade County, FL, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management Inc., Project:
0.32%, Mandatory Put 11/1/2022 @ 100, 9/1/2027	1,925,000	1,918,514
AMT, 0.4%, Mandatory Put 11/1/2022 @ 100, 11/1/2041	3,075,000	3,072,160
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	7,861,390
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	980,000	1,008,897
		43,811,115
Georgia 6.5%
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,085,065
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	11,706,143
Burke County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co., Plant Vogtle Project, 2.25%, Mandatory Put 5/25/2023 @ 100, 10/1/2032	1,000,000	1,012,381
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	9,216,473

Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	224,364
Series B, 4.0%, 4/1/2033	200,000	224,140
Series B, 4.0%, 4/1/2034	250,000	279,918
Series B, 4.0%, 4/1/2035	225,000	251,653
Series B, 4.0%, 4/1/2036	250,000	279,364
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	10,339,562
Georgia, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2036	1,250,000	1,306,265
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,705,000	1,867,102
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, LIQ: Royal Bank of Canada	8,250,000	8,610,839
Series B, 4.0%, Mandatory Put 12/2/2024 @ 100, 8/1/2049, GTY: TD Bank NA	5,000,000	5,340,927
Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	1,135,000	1,440,460
Series A, 5.0%, 5/15/2036, GTY: Macquarie Group Ltd.	2,000,000	2,565,648
Georgia, Municipal Electric Authority, Combined Cycle Project, Series A, 5.0%, 11/1/2022	1,000,000	1,027,134
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 1st, 2.25%, 7/1/2025	2,295,000	2,334,432
		61,111,870
Hawaii 0.8%
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	4,902,817
Honolulu County, HI, General Obligation, Series A, 5.0%, 11/1/2029 (a)	2,000,000	2,404,063
		7,306,880
Illinois 6.0%
Chicago, IL, Board of Education, Series B, 4.0%, 12/1/2038	5,000,000	5,318,527
Chicago, IL, O'Hare International Airport Revenue, Series D, 5.0%, 1/1/2023	6,540,000	6,755,770
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	2,897,095
Chicago, IL, Waterworks Revenue:
Series 2017-2, 5.0%, 11/1/2023	650,000	690,923
Series 2017-2, 5.0%, 11/1/2024	1,000,000	1,092,456
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,495,584
Illinois, State Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A, AMT, 0.4%, Mandatory Put 11/1/2022 @ 100, 11/1/2044, GTY: Waste Management Holdings	3,845,000	3,821,920
Illinois, State Finance Authority Revenue:
Series A, 5.0%, 10/1/2031	1,000,000	1,264,100
Series A, 5.0%, 10/1/2032	1,000,000	1,278,875
Illinois, State General Obligation:
5.0%, 8/1/2023	7,150,000	7,525,858
5.0%, 11/1/2024	5,325,000	5,803,849
5.5%, 5/1/2024	500,000	543,254
5.5%, 5/1/2025	1,500,000	1,674,992
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	6,500,000	7,247,374
Illinois, State Toll Highway Authority Revenue, Series A, 5.0%, 1/1/2028	1,250,000	1,289,863
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	3,838,094
		56,538,534
Indiana 1.5%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, MUNIPSA + 0.3%, 0.5% (c), Mandatory Put 3/1/2027 @ 100, 3/1/2039	2,450,000	2,450,957

Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	3,846,534
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,235,757
Indiana, State Finance Authority, Economic Development Revenue, Republic Sevices, Inc., Project, Series A, AMT, 0.22% (c), Mandatory Put 3/1/2022 @ 100, 5/1/2034	1,465,000	1,465,000
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	2,705,000	2,800,862
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,603,243
		14,402,353
Iowa 0.5%
Iowa, State Higher Education Loan Authority, Loras College, 0.08% (b), 3/1/2022, LOC: Bank of America NA	225,000	225,000
Iowa, State Higher Education Loan Authority, Private College Facility, Loras College Project, 0.08% (b), 3/1/2022, LOC: Bank of America NA	1,700,000	1,700,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.08% (b), 3/1/2022, LOC: Bank of America NA	300,000	300,000
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	2,500,000	2,520,654
		4,745,654
Kentucky 0.7%
Kentucky , Kentucky Turnpike Authority, Economic Development Road Revenue, Revitalization Project, Series A, 5.0%, 7/1/2032 (a)	3,375,000	4,160,973
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.06% (b), 3/1/2022, LOC: PNC Bank NA	2,500,000	2,500,000
		6,660,973
Louisiana 0.2%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,499,232
Maine 0.3%
Maine, State Turnpike Authority:
5.0%, 7/1/2029 (a)	1,245,000	1,516,151
5.0%, 7/1/2030 (a)	945,000	1,172,434
		2,688,585
Maryland 1.7%
Maryland, State Economic Development Corp. Special Obligation Bonds, Port Covington Project, 4.0%, 9/1/2040	250,000	264,586
Maryland, State General Obligation:
Series D, 4.0%, 8/1/2029 (a)	1,250,000	1,450,265
Series A, 5.0%, 8/1/2032	10,000,000	12,867,971
Maryland, State of Maryland Department of Transportation, Series 2022B , 5.0%, 12/1/2029 (a)	1,000,000	1,184,367
		15,767,189
Massachusetts 2.5%
City of Lynn, MA, General Obligation, 1.25%, 9/1/2022	3,169,000	3,173,502
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series U-6C, 0.05% (b), 3/1/2022, LOC: TD Bank NA	850,000	850,000
Series U-6E, 0.06% (b), 3/1/2022, LOC: TD Bank NA	1,550,000	1,550,000
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J-2, 5.0%, 7/1/2033	1,000,000	1,187,720
Series J-2, 5.0%, 7/1/2034	2,000,000	2,373,613

Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 0.06% (b), 3/1/2022, LOC: Bank of America NA	800,000	800,000
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	1,345,000	1,363,930
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	545,000	518,860
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series K, 0.07% (b), 3/1/2022, LOC: TD Bank NA	700,000	700,000
Massachusetts, State Port Authority:
Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,956,751
Series A, AMT, 5.0%, 7/1/2036	4,000,000	4,758,280
		23,232,656
Michigan 3.0%
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	12,252,802
Michigan, State Strategic Fund Ltd., Obligation Revenue, Graphic International LLC, Coated Recycled Board Machine Project, AMT, 4.0%, Mandatory Put 10/1/2026 @ 100, 10/1/2061	265,000	284,954
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
Series I-75, AMT, 5.0%, 6/30/2032	1,320,000	1,510,806
Series I-75, AMT, 5.0%, 12/31/2032	700,000	800,845
Series I-75, AMT, 5.0%, 12/31/2033	1,600,000	1,829,094
Michigan, Trunk Line Revenue, Rebuilding Michigan Program:
Series A, 4.0%, 11/15/2036	2,500,000	2,943,073
Series A, 4.0%, 11/15/2037	7,000,000	8,230,708
		27,852,282
Minnesota 0.3%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,835,000	2,755,148
Mississippi 1.1%
Mississippi, State Gaming Tax Revenue:
Series E, 5.0%, 10/15/2028	4,755,000	5,333,316
Series A, 5.0%, 10/15/2036	4,000,000	4,764,660
		10,097,976
Missouri 2.1%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, Series 2021-1, 1.53%, 1/25/2061	7,038,234	6,772,965
Missouri, Plaza At Noah's Ark Community Improvement District, 3.0%, 5/1/2030	725,000	724,773
Missouri, State Health & Educational Facilities Authority Revenue, St. Louis University, Series B-1, 0.06% (b), 3/1/2022, LOC: Barclays Bank PLC	6,950,000	6,950,000
Missouri, State Public Utilities Commission Revenue, 0.5%, 3/1/2022	5,600,000	5,600,000
		20,047,738
Montana 0.4%
Montana, Montana Facility Finance Authority, Billings Clinic Obligated Group:
Series A, 5.0%, 8/15/2029 (a)	1,200,000	1,426,733
Series A, 5.0%, 8/15/2030 (a)	1,275,000	1,540,126
Series A, 5.0%, 8/15/2031 (a)	1,000,000	1,224,737
		4,191,596

Nebraska 0.9%
Nebraska, Public Power District Revenue:
Series A, 5.0%, 1/1/2035	1,410,000	1,762,982
Series A, 5.0%, 1/1/2037	2,750,000	3,427,949
Series A, 5.0%, 1/1/2038	3,000,000	3,732,388
		8,923,319
Nevada 0.5%
Clark County, NV, General Obligation, 4.0%, 12/1/2035	3,000,000	3,397,524
Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	1,500,000	1,510,243
		4,907,767
New Jersey 2.3%
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	1,035,000	1,189,617
Series A, 4.0%, 6/1/2031	1,035,000	1,197,404
Series A, 4.0%, 6/1/2032	495,000	576,378
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,505,000	1,446,509
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	919,604
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	830,000	810,215
Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,535,171
Series B, AMT, 3.5%, 12/1/2039	2,000,000	2,052,467
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2029	970,000	1,100,589
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 6/15/2033 (a)	2,500,000	3,024,920
Series A, 5.0%, 6/15/2034 (a)	1,700,000	2,051,496
5.0%, 6/15/2036	2,000,000	2,366,882
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2029	3,000,000	3,480,040
		21,751,292
New Mexico 0.3%
New Mexico, State Mortgage Finance Authority, Series C, 4.0%, 1/1/2050	2,975,000	3,158,645
New York 15.3%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AGMC	1,820,000	1,851,463
3.0%, 4/1/2036, INS: AGMC	1,750,000	1,777,345
New York, Housing Development Corp., Multi-Family Housing Revenue, Series H, 0.12%, Mandatory Put 3/15/2022 @100, 11/1/2051	1,035,000	1,034,977
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.1% (b), 3/1/2022, LOC: Barclays Bank PLC	1,140,000	1,140,000
Series G-1, 0.1% (b), 3/1/2022, LOC: Barclays Bank PLC	1,100,000	1,100,000
Series B, 5.0%, 11/15/2028	3,170,000	3,746,874
Series C-1, 5.0%, 11/15/2028	1,200,000	1,406,136
Series A-2, 5.0%, Mandatory Put 5/15/2030 @ 100, 11/15/2045	5,335,000	6,392,884
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.09% (b), 3/1/2022, LOC: TD Bank NA	8,390,000	8,390,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	9,734,783
New York, State Liberty Development Corp. Revenue, A World Trade Center Project, Series A, 1.9%, 11/15/2031	800,000	742,656

New York, State Liberty Development Corporation, Second Priority Liberty Revenue, “1”, 2.45%, 9/15/2069	5,000,000	5,054,504
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	10,664,079
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	3,970,000	4,417,562
New York, State Urban Development Corp., Personal Income Tax Revenue, Series C, 5.0%, 3/15/2036	5,000,000	6,179,704
New York, Triborough Bridge & Tunnel Authority, Series 4-C, 0.11% (b), 3/1/2022, LOC: U.S. Bank NA	100,000	100,000
New York, TSASC, Inc., Series A, 5.0%, 6/1/2022	1,000,000	1,009,611
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series EE-2, 0.11% (b), 3/1/2022, LIQ: State Street B&T Co.	3,205,000	3,205,000
Series FF-2, 4.0%, 6/15/2036	3,000,000	3,366,787
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A, 4.0%, 11/1/2034	2,500,000	2,860,923
Series B1, 5.0%, 11/1/2027	750,000	809,366
Series B1, 5.0%, 11/1/2028	1,175,000	1,267,221
Series E-1, 5.0%, 2/1/2029	2,830,000	2,839,905
Series B1, 5.0%, 11/1/2029	935,000	1,007,758
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2, 5.0%, 7/15/2028	6,750,000	7,540,529
Series S-3, 5.0%, 7/15/2035	5,000,000	5,974,204
New York, NY, General Obligation:
Series G-6, 0.07% (b), 3/1/2022, LOC: Mizuho Bank Ltd.	13,270,000	13,270,000
Series A-3, 0.08% (b), 3/1/2022, LOC: Mizuho Bank Ltd.	200,000	200,000
Series E-5, 0.09% (b), 3/1/2022, LOC: TD Bank NA	1,000,000	1,000,000
Series B-3, 0.37% (b), 3/1/2022	4,520,000	4,520,000
Series 3, 0.37% (b), 3/7/2022	2,040,000	2,040,000
Series C, 4.0%, 8/1/2037	1,000,000	1,129,566
Series F, 5.0%, 8/1/2024	9,000,000	9,031,721
Series D-1, 5.0%, 8/1/2029	8,620,000	9,085,873
Triborough, NY, Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028	4,975,000	5,202,767
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	1,345,000	1,648,591
Series A, 5.0%, 9/1/2031	2,020,000	2,471,980
Series A, 5.0%, 9/1/2032	1,250,000	1,527,206
		144,741,975
North Carolina 0.4%
North Carolina, State Turnpike Authority, Monroe Expressway System:
5.0%, 7/1/2035	820,000	1,042,592
5.0%, 7/1/2036	1,000,000	1,269,110
5.0%, 7/1/2037	1,000,000	1,267,071
5.0%, 7/1/2038	500,000	632,258
		4,211,031
North Dakota 0.3%
North Dakota, State Housing Finance Agency, Home Mortgage Program, Series B, MUNIPSA + 0.2%, 0.4% (c), Mandatory Put 7/1/2024 @100, 1/1/2043	3,075,000	3,089,827
Ohio 1.9%
City of Akron, OH, City of Akron, Income Tax Revenue:
4.0%, 12/1/2029 (a)	1,500,000	1,722,898
4.0%, 12/1/2030 (a)	1,210,000	1,396,801
4.0%, 12/1/2031 (a)	1,105,000	1,272,411

Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Summa Health System, 4.0%, 11/15/2035	1,665,000	1,852,656
Ohio, Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Series B, 5.0%, 1/1/2029	1,715,000	2,081,263
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	5,000,000	5,313,654
Ohio, State Turnpike Commission, Infrastructure Projects:
5.0%, 2/15/2029 (a)	1,155,000	1,359,159
5.0%, 2/15/2030 (a)	1,155,000	1,384,296
Series A-1, 5.25%, 2/15/2029	1,310,000	1,364,122
		17,747,260
Oregon 0.4%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	3,510,000	3,710,558
Pennsylvania 6.9%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,881,605
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,735,000	3,026,952
5.0%, 12/1/2032	2,745,000	3,004,468
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	9,312,566
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	4,710,000	4,558,866
Series A, AMT, 2.625%, 6/1/2042	680,000	662,744
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	354,343
Series A, 5.0%, 7/1/2031	850,000	1,001,102
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,253,666
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 2.15%, Mandatory Put 7/1/2024 @ 100, 7/1/2041, GTY: Waste Management, Inc.	1,250,000	1,253,666
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	1,275,000	1,307,196
Series 122, AMT, 4.0%, 10/1/2046	3,615,000	3,763,262
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2028	2,950,000	3,247,199
Series B, 5.0%, 6/1/2029	5,000,000	5,654,829
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2026	2,120,000	2,281,661
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2027	2,820,000	3,035,040
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2028	1,000,000	1,076,255
Philadelphia, PA, Authority for Industrial Development Charter School Revenue Bond, 144A, 5.0%, 6/15/2040	900,000	995,863
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	10,234,727
Series F, Prerefunded 9/1/2026 @ 100, 5.0%, 9/1/2030	30,000	34,680
Pittsburgh, PA, Water & Sewer System Revenue, First Lien, Series C, MUNIPSA + 0.65%, 0.85% (c), Mandatory Put 12/1/2023 @ 100, 9/1/2040, INS: AGMC	1,000,000	1,006,111
		64,946,801

South Carolina 0.3%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	2,764,960
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	315,000	337,432
		3,102,392
Tennessee 1.0%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,938,486
Memphis & Shelby County, TN, New Memphis Arena Public Building Authority, City of Memphis Project:
Step-up Coupon, 0% to 4/1/2026, 4.0% to 4/1/2029	1,100,000	1,072,659
Step-up Coupon, 0% to 4/1/2026, 4.0% to 4/1/2030	750,000	740,686
Shelby County, TN, State General Obligation, Series B, 4.0%, 4/1/2034	3,330,000	3,771,354
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, AMT, 3.0%, 7/1/2038	565,000	572,126
		9,095,311
Texas 8.9%
Bowie County, TX, Industrial Development Corp., Revenue, Texarkana Newspapers Inc., Project, 0.09% (b), 3/1/2022, LOC: JPMorgan Chase NA	450,000	450,000
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,668,386
El Paso, TX, Independent School District, 4.0%, 8/15/2035	5,000,000	5,653,156
Houston, TX, Airport Systems Revenue, Series B, Prerefunded 7/1/2022 @ 100, 5.0%, 7/1/2027	9,600,000	9,740,101
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:
5.0%, 9/1/2027	1,590,000	1,865,443
5.0%, 9/1/2028	1,350,000	1,612,540
Houston, TX, Utility Systems Revenue, First Lien, Series A, 5.0%, 11/15/2033	1,525,000	1,912,387
Lower Colorado, TX, Lower Colorado River Authority, 5.0%, 5/15/2032, INS: AGMC	2,685,000	3,364,448
Northside, TX, Independent School District:
1.6%, Mandatory Put 8/1/2024 @ 100, 8/1/2049	2,960,000	2,981,474
2.75%, Mandatory Put 8/1/2023 @ 100, 8/1/2048	1,540,000	1,576,525
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	1,988,391
Tarrant County, TX, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, Series C, 0.09% (b), 3/1/2022, LOC: TD Bank NA	1,780,000	1,780,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.09% (b), 3/1/2022, LOC: TD Bank NA	665,000	665,000
Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,310,752
Texas, Angelina & Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Waste Treatment Facility Revenue, Jefferson Enterprise Energy LLC Project, Series B, AMT, 0.45%, Mandatory Put 6/30/2022 @ 100, 12/1/2045	2,665,000	2,662,294
Texas, Deer Park Independent School District, 0.16%, Mandatory Put 10/3/2022 @ 100, 10/1/2042	2,325,000	2,316,508
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	6,460,000	6,691,697
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	6,362,390
Texas, State Department of Housing & Community Affairs, 2.17%, 5/1/2038	5,940,175	5,697,565
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	6,900,000	7,764,853
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue:
Series A, 4.0%, 12/31/2035	500,000	557,027
Series A, 4.0%, 12/31/2036	2,000,000	2,222,125

Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,606,053
Texas, State Water Development Board, State Water Implementation Fund, Series A, 4.0%, 10/15/2034	4,900,000	5,485,565
		83,934,680
Utah 0.6%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,793,243
Virginia 4.1%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue:
Series A, 4.0%, 7/1/2036	2,070,000	2,385,049
Series A, 4.0%, 7/1/2038	4,370,000	5,021,750
Virginia, Small Business Financing Authority:
AMT, 4.0%, 1/1/2030 (a)	1,500,000	1,629,450
AMT, 4.0%, 7/1/2030 (a)	1,000,000	1,089,345
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	20,505,179
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	7,816,382
		38,447,155
Washington 4.2%
King County, WA, Junior Lien Sewer Revenue, Series A, MUNIPSA + 0.23%, 0.43% (c), Mandatory Put 1/1/2027 @ 100, 1/1/2040	3,845,000	3,846,438
Washington, Central Puget Sound Regional Transit Authority Sales & Use Taxes Revenue, Motor Vehicle Excise Tax Improvement, Green Bond, Series 2A, MUNIPSA + 0.2%, 0.4% (c), Mandatory Put 11/1/2026 @ 100, 11/1/2045	5,385,000	5,436,134
Washington, Economic Development Finance Authority, Mura Cascade ELP LLC Project, 144A, AMT, 0.33%, Mandatory Put 12/8/2022 @ 100, 12/1/2041	6,365,000	6,338,639
Washington, Seattle Municipal Light & Power Revenue, Series B, MUNIPSA + 0.25%, 0.45% (c), Mandatory Put 11/1/2026 @ 100, 5/1/2045	895,000	895,506
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2036	5,185,000	5,180,882
4.0%, 7/1/2031	3,000,000	3,261,692
Washington, State General Obligation:
Series R-2021A, 5.0%, 6/1/2030	1,000,000	1,256,083
Series R-2021A, 5.0%, 6/1/2031	750,000	940,214
Series R-2021A, 5.0%, 6/1/2032	1,000,000	1,249,506
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,638,457
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	847,644
144A, 5.0%, 1/1/2029	840,000	946,357
144A, 5.0%, 1/1/2031	1,030,000	1,152,681
144A, 5.0%, 1/1/2033	1,050,000	1,171,352
Washington, University of Washington Revenue:
Series C, 5.0%, 4/1/2030	2,000,000	2,492,074
Series C, 5.0%, 4/1/2031	1,750,000	2,178,788
		39,832,447
West Virginia 0.4%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, Series A, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	1,250,000	1,288,877
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,754,728
		4,043,605

Wisconsin 0.2%
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.2% (b), 3/7/2022, LOC: BMO Harris Bank NA	1,900,000	1,900,000
Puerto Rico 0.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,342,920
Other 1.5%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A”, Series M-024, AMT, 2.304%, 5/15/2027	1,685,000	1,672,727
“A”, Series M-051, 144A, 2.65%, 6/15/2035	7,795,000	7,952,199
Freddie Mac, Multi-Family:
“A-CA”, Series 2020-ML08, 1.896%, 11/25/2037, GTY: Freddie Mac	2,779,781	2,626,579
“Class A”, 3.4%, 1/25/2036, GTY: Freddie Mac	1,432,824	1,571,893
		13,823,398
Total Municipal Investments (Cost $958,809,322)		983,714,460

Government & Agency Obligations 0.9%
U.S. Treasury Obligations
U.S. Treasury Note, 0.875%, 11/15/2030 (Cost $8,583,816)	8,800,000	8,129,344
	Shares	Value ($)

Mutual Funds 0.7%
Nuveen Amt Free Muni Credit (Cost $7,000,000)	7,000,000	7,000,000

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (d) (Cost $78,738)	78,734	78,734

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $974,471,876)	105.8	998,922,538
Other Assets and Liabilities, Net	(5.8)	(54,365,558)
Net Assets	100.0	944,556,980
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued security.
(b)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28, 2022. Date shown reflects the earlier of demand date or stated maturity date.
(c)	Variable or floating rate security. These securities are shown at their current rate as of February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(d)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$983,714,460	$—	$983,714,460
Government & Agency Obligations	—	8,129,344	—	8,129,344
Mutual Funds	—	7,000,000	—	7,000,000
Open-End Investment Companies	78,734	—	—	78,734
Total	$78,734	$998,843,804	$—	$998,922,538
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DITFF-PH3
R-080548-1 (1/23)